Interest in associates and joint ventures - Selected income statement information of BoCom (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Net interest income			$ 34,794	$ 32,733	$ 35,796
Net fee and commission income			13,343	12,301	11,845
Change in expected credit losses and other credit impairment charges			(3,850)	(3,414)	(3,447)
Tax expense			(6,776)	(7,310)	(5,789)
Profit for the year			23,131	24,999	24,559
Other comprehensive income			10,541	1,940	4,983
Total comprehensive income/(expense) for the year			33,672	26,939	29,542
Dividends received from BoCom			$ 2,700	$ 2,800	$ 1,900
Bank Of Communications Co., Limited
Disclosure of associates [line items]
Net interest income	$ 23,886	$ 23,180
Net fee and commission income	5,142	5,315
Change in expected credit losses and other credit impairment charges	(7,056)	(7,410)
Depreciation and amortisation	(2,772)	(2,589)
Tax expense	(1,402)	(835)
Profit for the year	13,319	12,922
Other comprehensive income	292	1,361
Total comprehensive income/(expense) for the year	13,611	14,283
Dividends received from BoCom	$ 744	$ 745